Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing Method
Equity awards are discretionary and are generally granted to our NEOs and other officers at the first regular meeting of the TMCC each year. In certain circumstances, including the hiring or promotion of an officer, the TMCC may approve grants to be effective at other times. Exelon does not currently grant stock options to its employees and has not issued any stock options since 2012.
Eligible employees, including our named executive officers, may voluntarily enroll in the employee stock purchase plan (ESPP) to purchase shares at a discount using payroll deductions accumulated during the prior three-month period. Purchase dates under the ESPP are generally the last trading day of each quarter.
The TMCC did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025, and Exelon does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false